Note 4 - Intangibles (Details) - Summary of Intangible Assets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Less accumulated amortization	$ (58,741)	$ (51,389)	$ (39,851)
	133,802	133,517	106,687
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Patent	$ 192,543	$ 184,906	$ 146,538